UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2016

Date of reporting period:  February 29, 2016

Item 1. Reports to Stockholders.

Annual Report
February 29, 2016

AllianceBernstein/TWM Global Equity
& Covered Call Strategy Fund

Institutional Class Shares
(Trading Symbol: TWMLX)

Investor Class Shares
(Trading Symbol: TWMVX)

Investment Adviser

Tiedemann Wealth Management, LLC
520 Madison Avenue
26th Floor
New York, New York 10022
1-855-TWM-FUND (1-855-896-3863)

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
SCHEDULES OF INVESTMENTS, OPTIONS WRITTEN AND OPEN FUTURES CONTRACTS	10
STATEMENT OF ASSETS AND LIABILITIES	17
STATEMENT OF OPERATIONS	18
STATEMENTS OF CHANGES IN NET ASSETS	19
FINANCIAL HIGHLIGHTS	20
NOTES TO FINANCIAL STATEMENTS	22
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	32
NOTICE OF PRIVACY POLICY & PRACTICES	33
ADDITIONAL INFORMATION	34

Dear Shareholders,

For the one year period ended February, 29, 2016, the Institutional Class of the AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund (the “Fund”) had a total return of -8.18% for Institutional Class shares (-8.40% for Investor Class shares) versus -11.00% for the MSCI World Index (the “Index”).

Over this one year period global equity markets fell as top-line corporate revenue growth and earnings disappointed, led lower by energy and commodity-sensitive sectors. On a macro level, ongoing fears of a “hard landing” in China and uncertainty over the U.S. Federal Reserve’s interest rate policy magnified equity market volatility adding to the negative performance. As a counterweight to these negatives, the U.S. consumer continued to show steady strength as positive U.S. home prices, new job and wage growth and lower energy costs all supported solid retail sales growth.

The Fund is designed with the intent to perform well in a prolonged period of tepid economic growth and the resulting uncertain revenue growth for the equity markets.  To do so, the Fund focuses its security selection on a universe of global developed large capitalization companies that have historically demonstrated a commitment to long-term consistent growth of dividends and strong “quality” factors, determined using proprietary measures devised by AllianceBernstein L.P., the Fund’s sub-adviser. Our view is that the companies identified through this process should perform well during uncertain economic environments as investors seek dividend consistency when they cannot count on higher top-line revenue growth for future returns. This focus has been particularly helpful in 2016 as investors begin to question the sustainability of “global growth”, resulting in the Fund’s performance of -1.98% (for both share classes) over the first two months of 2016 versus -6.68% for the Index.

As of February 29, 2016, the Fund’s regional exposure relative to its Index was underweight the U.S. and Japan and overweight broad Europe with a focus on Switzerland and the U.K. Amongst sectors, the Fund’s largest relative overweight was to Healthcare and Consumer Staples and largest relative underweight was to Financial Services and Technology.

As of February 29, 2016, the Fund was invested in 100 companies located in the developed markets with a weighted average market capitalization of $56 billion and with covered calls against 41% of the portfolio.

Thank you for investing with us and for your continued confidence.

Very truly yours,

Tiedemann Wealth Management, LLC

Past performance does not guarantee future results.

The information provided herein represents the opinion of the Fund manager and is not intended to be a forecast of future events or a guarantee of future results.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks in differences in accounting methods. The Fund may also use options and futures contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of security prices, interest rates and currency exchange rates. The investment in options and futures contracts is not suitable for all investors.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. MSCI World Index information is included for illustrative purposes only and is not intended to imply that any investment objective is similar to any index either in composition or in element of risk. It is not possible to invest directly in an index.

Market capitalization is the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedules of Investments, Options Written and Open Futures Contracts in this report for a complete list of Fund holdings.

Tiedemann Wealth Management, LLC is the Fund’s investment adviser. AllianceBernstein L.P. is the Fund’s sub-adviser.

The Fund is distributed by Quasar Distributors, LLC.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (for Investor Class shares only) and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 - February 29, 2016).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2015 -
	September 1, 2015	February 29, 2016	February 29, 2016*
Actual**	$1,000.00	$ 996.60	$6.40
Hypothetical (5% return before expenses)***	$1,000.00	$1,018.45	$6.47

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).  Excluding interest expense, the Fund’s annualized expense ratio would be 1.28%.

**	Excluding interest expense, your actual cost of investing in the Fund would be $6.35.
***	Excluding interest expense, your hypothetical cost of investing in the Fund would be $6.42.

	Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2015 -
	September 1, 2015	February 29, 2016	February 29, 2016*
Actual**	$1,000.00	$ 995.20	$8.04
Hypothetical (5% return before expenses)***	$1,000.00	$1,016.81	$8.12

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.62%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).  Excluding interest expense, the Fund’s annualized expense ratio would be 1.61%.

**	Excluding interest expense, your actual cost of investing in the Fund would be $7.99.
***	Excluding interest expense, your hypothetical cost of investing in the Fund would be $8.07.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Investment Highlights
(Unaudited)

The Fund’s investment objective is long-term capital appreciation and income. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stocks of issuers in developed markets throughout the world, including the United States.  In addition, the Fund uses options, including covered call options and index options, to seek to enhance equity returns, to lower the overall volatility of the Fund’s investment portfolio and to generate income.  The Fund generally invests at least 80% of its net assets (including any borrowings for investment purposes) in an integrated strategy comprised of equity securities of companies with large market capitalizations and writing (selling) covered call options on a portion of the equity securities held in the Fund’s portfolio.  Under normal market conditions, the Fund generally invests in securities of issuers from at least three different countries (including the United States), with at least 40% of the Fund’s net assets invested in foreign securities. The Fund’s geographic allocation of portfolio assets as of February 29, 2016 is shown below.

Geographic Allocation of Portfolio Assets
(% of Long-Term Investments)

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of February 29, 2016

			Annualized
	One	Three	Since Inception
	Year	Years	(3/31/11)
Institutional Class Shares	(8.18)%	2.72%	4.50%
MSCI World Index	(11.00)%	5.32%	5.21%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-TWM-FUND (1-855-896-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets.  The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

Growth of $25,000 Investment

*  Inception Date

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of February 29, 2016

			Annualized
	One	Three	Since Inception
	Year	Years	(5/31/11)
Investor Class Shares	(8.40)%	2.42%	3.57%
MSCI World Index	(11.00)%	5.32%	4.95%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-TWM-FUND (1-855-896-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Investor Class shares. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets.  The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Schedule of Investments

February 29, 2016

	Shares	Value
COMMON STOCKS 94.52%
Aerospace & Defense 5.87%
BAE Systems PLC (a)	128,890	$913,744
General Dynamics Corp. (b)	7,600	1,035,652
Honeywell International, Inc. (b)	16,240	1,645,924
Meggitt PLC (a)	105,900	612,632
Northrop Grumman Corp.	5,850	1,124,487
Raytheon Co.	10,230	1,266,985
United Technologies Corp.	22,540	2,177,815
		8,777,239
Air Freight & Logistics 0.51%
Expeditors International of Washington, Inc.	16,760	767,273

Banks 1.85%
National Bank Of Canada (a)	20,330	553,854
Toronto-Dominion Bank (a)	57,090	2,212,290
		2,766,144
Beverages 2.71%
Coca-Cola Co. (b)(c)	94,130	4,059,827

Capital Markets 1.15%
Aberdeen Asset Management PLC (a)	120,120	400,664
IGM Financial, Inc. (a)	23,930	635,127
T Rowe Price Group, Inc.	9,930	686,262
		1,722,053
Chemicals 1.08%
Air Liquide SA (a)	8,300	864,068
Air Products & Chemicals, Inc.	5,660	749,780
		1,613,848
Communications Equipment 0.52%
Harris Corp.	10,060	784,881

Construction & Engineering 0.47%
SNC-Lavalin Group, Inc. (a)	22,400	703,125

Distributors 0.52%
Genuine Parts Co. (b)	8,620	777,093

Diversified Consumer Services 0.57%
H&R Block, Inc.	26,140	859,483

Diversified Financial Services 0.94%
Groupe Bruxelles Lambert SA (a)	9,440	720,220
McGraw-Hill Financial, Inc.	7,680	689,203
		1,409,423
Diversified Telecommunication Services 1.34%
Nippon Telegraph & Telephone Corp. (a)	47,500	2,011,498

Electric Utilities 1.21%
Cheung Kong Infrastructure Holdings Ltd. (a)	99,000	1,009,638
Power Assets Holdings Ltd. (a)	84,500	800,295
		1,809,933

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Schedule of Investments (Continued)

February 29, 2016

	Shares	Value
Electrical Equipment 1.31%
Eaton Corp PLC (a)	14,500	$822,295
Emerson Electric Co.	23,380	1,141,645
		1,963,940
Electronic Equipment, Instruments & Components 0.44%
Kyocera Corp. (a)	15,000	660,438

Food & Staples Retailing 0.65%
Woolworths Ltd. (a)	59,780	974,159

Food Products 3.36%
Nestle SA (a)(c)	71,880	5,026,639

Health Care Equipment & Supplies 0.61%
DENTSPLY International, Inc.	15,060	918,057

Health Care Providers & Services 1.59%
Cardinal Health, Inc.	21,400	1,748,380
Sonic Healthcare Ltd. (a)	47,650	626,005
		2,374,385
Hotels, Restaurants & Leisure 1.99%
McDonald’s Corp.	25,450	2,982,485

Household Products 3.65%
Procter & Gamble Co. (c)	68,110	5,468,552

Industrial Conglomerates 1.97%
3M Co.	12,410	1,946,757
CK Hutchison Holdings Ltd. (a)	83,300	1,004,337
		2,951,094
Insurance 9.75%
Admiral Group PLC (a)	35,200	845,257
Aflac, Inc.	30,590	1,820,717
Chubb Ltd. (a)	5,677	655,864
Cincinnati Financial Corp.	17,170	1,084,114
CNP Assurances (a)	44,700	661,049
Everest Re Group Ltd. (a)	4,260	792,914
Great-West Lifeco, Inc. (a)	26,100	675,166
Intact Financial Corp. (a)	11,100	691,186
Muenchener Rueckversicherungs-Gesellschaft AG (a)(c)	14,960	2,936,601
PartnerRe Ltd. (a)	6,700	939,809
Torchmark Corp.	13,350	683,787
Zurich Insurance Group AG (a)	13,260	2,808,613
		14,595,077
Internet Software & Services 0.50%
Yahoo Japan Corp. (a)	191,488	754,481

IT Services 1.04%
Automatic Data Processing, Inc.	9,580	811,330
Nomura Research Institute Ltd. (a)	21,830	745,004
		1,556,334

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Schedule of Investments (Continued)

February 29, 2016

	Shares	Value
Machinery 1.92%
Cummins, Inc.	5,890	$574,687
Dover Corp.	11,020	669,796
Parker-Hannifin Corp.	6,700	678,040
Pentair PLC (a)	12,000	572,520
Weir Group PLC (a)	28,100	371,696
		2,866,739
Media 0.82%
Pearson PLC (a)	39,880	473,702
WPP PLC (a)	35,860	755,297
		1,228,999
Metals & Mining 1.75%
BHP Billiton PLC (a)	260,330	2,618,524

Multiline Retail 2.06%
Next PLC (a)	6,570	615,573
Nordstrom, Inc.	10,350	531,162
Target Corp.	24,600	1,929,870
		3,076,605
Multi-Utilities 0.78%
Consolidated Edison, Inc.	16,570	1,160,066

Office Electronics 0.82%
Canon, Inc. (a)	43,700	1,231,665

Oil, Gas & Consumable Fuels 7.94%
Chevron Corp. (b)(c)	55,190	4,605,054
EOG Resources, Inc.	13,150	851,331
Exxon Mobil Corp. (b)	64,430	5,164,065
Imperial Oil Ltd. (a)	19,830	633,006
Keyera Corp. (a)	22,700	629,325
		11,882,781
Personal Products 1.76%
Unilever NV (a)(c)	61,000	2,630,809

Pharmaceuticals 15.19%
AstraZeneca PLC (a)(c)	44,780	2,546,036
Eli Lilly & Co.	21,950	1,580,400
GlaxoSmithKline PLC (a)(c)	173,170	3,356,037
Johnson & Johnson (b)(c)	54,650	5,749,726
Mitsubishi Tanabe Pharma Corp. (a)	50,900	914,060
Roche Holdings AG (a)	17,630	4,520,603
Sanofi (a)(c)	35,680	2,827,235
Teva Pharmaceutical Industries Ltd. (a)	21,990	1,233,830
		22,727,927
Professional Services 0.54%
Intertek Group PLC (a)	19,840	801,869

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Schedule of Investments (Continued)

February 29, 2016

	Shares	Value
Real Estate Management & Development 0.69%
Daito Trust Construction Co. Ltd. (a)	7,600	$1,029,337

Road & Rail 1.49%
Canadian National Railway Co. (a)	13,800	801,685
Union Pacific Corp.	18,120	1,428,943
		2,230,628
Semiconductors & Semiconductor Equipment 4.73%
Intel Corp. (c)	175,530	5,193,933
Linear Technology Corp.	17,420	759,861
Texas Instruments, Inc.	21,240	1,126,145
		7,079,939
Software 0.83%
SAP SE (a)	16,540	1,247,177

Specialty Retail 1.93%
Gap, Inc.	20,260	560,189
Ross Stores, Inc.	15,900	874,182
Tiffany & Co.	8,460	549,731
TJX Companies, Inc.	12,220	905,502
		2,889,604
Textiles, Apparel & Luxury Goods 1.48%
Burberry Group PLC (a)	30,890	564,008
LVMH Moet Hennessy Louis Vuitton SE (a)	5,740	953,633
Swatch Group AG (a)	2,000	692,566
		2,210,207
Tobacco 2.92%
British American Tobacco PLC (a)	45,170	2,457,434
Japan Tobacco, Inc. (a)	21,994	874,589
Reynolds American, Inc.	20,520	1,034,824
		4,366,847
Trading Companies & Distributors 0.47%
WW Grainger, Inc.	3,260	707,094

Wireless Telecommunication Services 0.80%
KDDI Corp. (a)	46,686	1,192,734
TOTAL COMMON STOCKS (Cost $141,695,362)		141,467,012

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Schedule of Investments (Continued)

February 29, 2016

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS 0.71%
Public Storage	4,240	$1,057,837
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $706,494)		1,057,837

SHORT-TERM INVESTMENTS 4.40%
STIT-Treasury Portfolio 0.022% (d)	6,580,937	6,580,937
TOTAL SHORT-TERM INVESTMENTS (Cost $6,580,937)		6,580,937
Total Investments (Cost $148,982,793) 99.63%		149,105,786
Other Assets in Excess of Liabilities 0.37%		559,217
TOTAL NET ASSETS 100.00%		$149,665,003

(a)	Foreign issued security denominated in U.S. dollars.
(b)	All or a portion of this security is pledged as collateral for options written. See Note 2 in the Notes to Financial Statements.
(c)	All or a portion of this security may be subject to call options written.
(d)	Variable rate security; the rate shown represents the rate at February 29, 2016.

Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited Liability Company
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.
SE	Generally designates a European public company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Schedule of Options Written

February 29, 2016

	Contracts	Value
CALL OPTIONS
AstraZeneca PLC
Expiration: April, 2016, Exercise Price: $53.86 (a)	(32)	$(1,781)
Chevron Corp.
Expiration: March, 2016, Exercise Price: $100.00	(430)	(860)
Coca-Cola Co.
Expiration: April, 2016, Exercise Price: $44.00	(250)	(10,000)
GlaxoSmithKline PLC
Expiration: April, 2016, Exercise Price: $20.88 (a)	(120)	(14,396)
Intel Corp.
Expiration: April, 2016, Exercise Price: $32.00	(1,200)	(24,000)
iShares MSCI EAFE ETF
Expiration: March, 2016, Exercise Price: $61.00	(460)	(460)
Johnson & Johnson
Expiration: March, 2016, Exercise Price: $105.00	(425)	(65,875)
Muenchener Rueckversicherungs-Gesellschaft AG
Expiration: April, 2016, Exercise Price: $201.25 (a)	(104)	(53,627)
Nestle SA
Expiration: April, 2016, Exercise Price: $76.11 (a)	(500)	(6,510)
Procter & Gamble Co.
Expiration: March, 2016, Exercise Price: $82.50	(530)	(18,550)
Sanofi
Expiration: April, 2016, Exercise Price: $91.38 (a)	(250)	(5,439)
Unilever NV
Expiration: April, 2016, Exercise Price: $45.69 (a)	(400)	(25,238)
Total Options Written (Premiums received $447,158)		$(226,736)

(a)	Foreign issued security denominated in U.S. dollars.

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Schedule of Open Futures Contracts

February 29, 2016

	Number			Unrealized
	of Contracts	Notional	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
E-mini MSCI EAFE	25	$1,931,250	March-16	$(3,230)
E-mini S&P 500	20	1,929,500	March-16	(2,564)
Total Futures Contracts Purchased		$3,860,750		$(5,794)

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Statement of Assets and Liabilities

February 29, 2016

Assets
Investment, at value (cost $148,982,793)	$149,105,786
Foreign currencies, at value (cost $2,504)(1)	3,025
Receivable for investments sold	34,190
Receivable for foreign currencies	771,122
Deposit for futures at broker	78,180
Dividends and interest receivable(2)	554,029
Dividend tax reclaim receivable	946,654
Receivable for Fund shares sold	2,111,190
Other Assets	16,331
Total Assets	153,620,507

Liabilities
Options written, at value (premiums received $447,158)	226,736
Payable for Fund shares redeemed	6,091
Payable to affiliates	54,531
Payable for investments purchased	2,747,356
Payable for foreign currencies	771,122
Payable to Adviser	104,205
Payable for distribution fees	71
Payable for shareholder servicing fees	41
Accrued expenses and other liabilities	45,351
Total Liabilities	3,955,504
Net Assets	$149,665,003

Net Assets Consist Of:
Paid-in capital	$152,546,531
Accumulated undistributed net investment income	366,568
Accumulated net realized loss	(3,461,779)
Net unrealized appreciation (depreciation) on:
Investments	122,993
Foreign currency translation	(123,938)
Futures contracts	(5,794)
Written options contracts	220,422
Net Assets	$149,665,003

Institutional Class Shares:
Net Assets	149,655,828
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	15,932,033
Net asset value, redemption price, and offering price per share	$9.39

Investor Class Shares:
Net Assets	9,175
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	975
Net asset value, redemption price, and offering price per share	$9.41

(1)	A portion of this amount serves as collateral for options written.
(2)	Net of $28,371 in dividend withholding tax payable.

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Statement of Operations

For the Year Ended February 29, 2016

Investment Income:
Dividend income(1)	$7,279,219
Interest income	646
Total Investment Income	7,279,865

Expenses:
Management fees	2,159,834
Administration fees	252,449
Custody fees	74,058
Transfer agent fees and expenses	39,541
Federal and state registration fees	34,614
Audit and tax fees	28,943
Fund accounting fees	23,749
Legal fees	17,291
Chief Compliance Officer fees and expenses	14,988
Reports to shareholders	7,843
Trustees’ fees and related expenses	5,664
Distribution (12b-1) fees - Investor Class	25
Shareholder servicing fees - Investor Class	10
Other expenses	41,667
Total expenses	2,700,676
Net Investment Income	4,579,189

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	13,177,319
Foreign currency translation	(230,849)
Futures contracts closed	24,384
Written option contracts expired or closed	(470,783)
Change in net unrealized appreciation (depreciation) on:
Investments	(37,602,403)
Foreign currency translations	(26,660)
Futures contracts	(37,815)
Written options contracts	1,073,139
Net Realized and Unrealized Loss on Investments	(24,093,668)
Net Decrease in Net Assets from Operations	$(19,514,479)

(1)	Net of $541,729 in foreign withholding taxes.

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	February 29, 2016	February 28, 2015
From Operations:
Net investment income	$4,579,189	$5,480,741
Net realized gain (loss) from:
Investments	13,177,319	24,254,111
Foreign currency translation	(230,849)	41,825
Futures contracts closed	24,384	286,216
Written option contracts expired or closed	(470,783)	593,584
Change in net unrealized appreciation (depreciation) on:
Investments	(37,602,403)	(13,704,383)
Foreign currency translation	(26,660)	(117,201)
Future contracts	(37,815)	1,800
Written options contracts	1,073,139	(976,139)
Net increase (decrease) in net assets resulting from operations	(19,514,479)	15,860,554

From Distributions
Net investment income - Institutional Class	(4,356,251)	(5,634,202)
Net investment income - Investor Class	(146)	(626)
Net realized gains - Institutional Class	(8,219,697)	(24,216,125)
Net realized gains - Investor Class	(472)	(770)
Net decrease in net assets resulting from distributions paid	(12,576,566)	(29,851,723)

From Capital Share Transactions
Proceeds from shares sold - Institutional Class	46,160,559	76,987,115
Proceeds from shares sold - Investor Class	2	10,577
Shares issued in reinvestment of distributions - Institutional Class	332,716	632,502
Payments for shares redeemed - Institutional Class	(194,639,042)	(77,183,108)
Payments for shares redeemed - Investor Class	(3)	(64,632)
Net increase/(decrease) in net assets
from capital share transactions	(148,145,768)	382,454

Total Decrease In Net Assets	(180,236,813)	(13,608,715)
Net Assets
Beginning of period	329,901,816	343,510,531
End of period	$149,665,003	$329,901,816
Accumulated Undistributed Net Investment Income	$366,568	$374,625

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund – Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	February 29,		February 28,	February 28,	February 28,	February 29,
	2016		2015	2014	2013	2012(1)
Net Asset Value,
Beginning of Period	$10.94		$11.41	$10.86	$10.43	$10.00
Income from
investment operations:
Net investment income(2)	0.22		0.18	0.17	0.22	0.15
Net realized and unrealized
gains (losses)
on investments	(1.10)		0.32	1.16	0.64	0.40
Total from investment
operations	(0.88)		0.50	1.33	0.86	0.55

Less distributions paid:
From net
investment income	(0.19)		(0.18)	(0.15)	(0.20)	(0.12)
From capital gains	(0.48)		(0.79)	(0.63)	(0.23)	—
Total distributions paid	(0.67)		(0.97)	(0.78)	(0.43)	(0.12)
Net Asset Value,
End of Period	$9.39		$10.94	$11.41	$10.86	$10.43
Total Return(3)	(8.18)%		4.83%	12.60%	8.53%	5.57%

Supplemental Data and Ratios:
Net assets at end
of period (000’s)	$149,656		$329,891	$343,448	$332,078	$312,861
Ratio of expenses to
average net assets(4)(5)	1.24	%(5)	1.17%	1.17%	1.16%	1.18%
Ratio of net investment income
to average net assets(4)	2.10%		1.56%	1.48%	2.12%	1.60%
Portfolio turnover rate(3)	66.89%		53.23%	71.30%	89.65%	25.73%

(1)	The Institutional Class shares commenced operations on March 31, 2011.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one full year.
(4)	Annualized for periods less than one year.
(5)
The ratio of expenses to average net assets includes interest expenses. The annualized ratio of expenses to average net assets excluding interest expenses was 1.23% for the year ended February 29, 2016.

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund – Investor Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	February 29,		February 28,	February 28,	February 28,	February 29,
	2016		2015	2014	2013	2012(1)
Net Asset Value,
Beginning of Period	$10.95		$11.44	$10.87	$10.43	$10.37
Income from
investment operations:
Net investment income(2)	0.16		0.20	0.06	0.19	0.07
Net realized and unrealized
gains (losses)
on investments	(1.07)		0.25	1.26	0.65	0.08
Total from investment
operations	(0.91)		0.45	1.32	0.84	0.15

Less distributions paid:
From net
investment income	(0.15)		(0.15)	(0.12)	(0.17)	(0.09)
From capital gains	(0.48)		(0.79)	(0.63)	(0.23)	—
Total distributions paid	(0.63)		(0.94)	(0.75)	(0.40)	(0.09)
Net Asset Value,
End of Period	$9.41		$10.95	$11.44	$10.87	$10.43
Total Return(3)	(8.40)%		4.34%	12.41%	8.24%	1.57%

Supplemental Data and Ratios:
Net assets at end
of period (000’s)	$9		$11	$63	$1	$1
Ratio of expenses to
average net assets(4)(5)	1.56	%(5)	1.50%	1.52%	1.51%	1.53%
Ratio of net investment income
to average net assets(4)	1.62%		1.75%	0.53%	1.77%	1.25%
Portfolio turnover rate(3)	66.89%		53.23%	71.30%	89.65%	25.73%

(1)	The Investor Class shares commenced operations on May 31, 2011.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one full year.
(4)	Annualized for periods less than one year.
(5)
The ratio of expenses to average net assets includes interest expenses. The annualized ratio of expenses to average net assets excluding interest expenses was 1.55% for the year ended February 29, 2016.

The accompanying notes are an integral part of these financial statements.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements
February 29, 2016

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund (the “Fund”), formerly known as the TWM Global Equity Income Fund, represents a distinct diversified series with its own investment objective and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation and income.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund currently offers two classes of shares, the Investor Class and the Institutional Class.  The Investor Class shares are subject to a 0.35% Rule 12b-1 distribution and shareholder servicing fee.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares.  The classes differ principally in their respective distribution expenses.  The Fund’s registration statement became effective on March 28, 2011.  The Institutional Class shares commenced operations on March 31, 2011.  The Investor Class shares commenced operations on May 31, 2011.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Tiedemann Wealth Management, LLC (the “Adviser”), the Fund’s investment adviser.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
February 29, 2016

procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Adviser determines it does not approximate fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Exchange traded options, including options written, are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Foreign options, including options written, are valued at the mean of the available bid and ask price or the last price if a mean is not available.  If reliable market quotations are not readily available foreign options shall be valued at a price, supplied by a pricing service (“Pricing Service”) approved by the Trust’s Board of Trustees (the “Board of Trustees”), which is in the opinion of such Pricing Service representative of the fair value of such securities or assets as of the time of determination of the Fund’s net asset value (“NAV”), it being the opinion of the Board of Trustees that the valuations supplied by such Pricing Service accurately reflect the fair value of such securities or assets and will generally be classified as Level 2.

Futures contracts are valued at the settlement price at the close of trading on the relevant exchange or board of trade.  Futures for which reliable market quotations are not readily available are valued at a price, supplied by a Pricing Service, which is in the opinion of the Pricing Service representative of the market value of such positions as of the time of determination of the NAV.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
February 29, 2016

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and international securities evaluated in accordance with the Fund’s policy on international fair valuation).

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2016:

Summary of Fair Value Exposure at February 29, 2016

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stock(1)	$85,814,065	$55,652,947	$—	$141,467,012
Real Estate Investment Trusts	1,057,837	—	—	1,057,837
Short-Term Investments	6,580,937	—	—	6,580,937
Total Assets	$93,452,839	$55,652,947	$—	$149,105,786

Liabilities:
Options Written	$(226,736)	$—	$—	$(226,736)
Total Liabilities	$(226,736)	—	—	$(226,736)
Other Financial Instruments(2)	$(5,794)	$—	$—	$(5,794)

(1)	See the Schedule of Investments for industry classifications.
(2)	Other financial instruments are futures contracts not reflected in the Schedule of Investments, which are reflected at the unrealized appreciation (depreciation) on the instruments.

The Fund did not invest in any Level 3 securities during the year ended February 29, 2016.  There were no significant transfers between levels during the year ended February 29, 2016.  It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Derivative Instruments
The Fund may invest in derivative instruments such as futures contracts and options written.
Statement of Assets & Liabilities - Values of derivative instruments as of February 29, 2016:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for	Statement of Assets		Statement of Assets
as hedging instruments	and Liabilities Location	Value	and Liabilities Location	Value
Equity Contracts - Options	Not		Options written,
	Applicable	$—	at value	$226,736
Equity Contracts - Futures	Not		Net Assets –
	Applicable		unrealized
		—	depreciation*	5,794
Total		$—		$232,530

*
Reflects unrealized depreciation of futures contracts as reported in the Schedule of Open Futures Contracts.  Only current day’s variation margin is separately reflected in the Statement of Assets and Liabilities within the deposits for futures at broker account.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
February 29, 2016

The effect of derivative instruments on the Statement of Operations for the year ended February 29, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for
as hedging instruments	Options	Futures	Total
Equity Contracts	$(470,783)	$24,384	$(446,399)
Total	$(470,783)	$24,384	$(446,399)
Change in Net Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for
as hedging instruments	Options	Futures	Total
Equity Contracts	$1,073,139	$(37,815)	$1,035,324
Total	$1,073,139	$(37,815)	$1,035,324

ASU 2011-11 “Disclosure about Offsetting Assets and Liabilities” deals with offsetting assets and liabilities on the Statement of Assets and Liabilities with respect to derivative instruments.  The Fund is not subject to any Master Netting Arrangements, therefore the Fund did not offset any assets or liabilities.

(b) Options
GAAP requires enhanced disclosures about the Fund’s derivative activities, including how such activities are accounted for and their effect on the Fund’s financial position and results of operations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into written call options to hedge against changes in the value of equities. The Fund’s option component of the overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Adviser writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund enters into written put options to hedge against changes in the value of purchased put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.  As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.  As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium is deducted from

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
February 29, 2016

the cost basis of the security purchased. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
Transactions in options written during the year ended February 29, 2016 were as follows:

Call Options	Contracts	Premiums
Outstanding, beginning of year	18,689	$1,656,104
Options written	42,774	3,650,230
Options terminated in closing transactions	(13,788)	(1,135,680)
Options exercised	(2,762)	(292,469)
Options expired	(40,212)	(3,431,027)
Outstanding, end of year	4,701	$447,158

As of February 29, 2016, the fair value of long positions and foreign currency which served as collateral for call options written was $20,157,276.  The collateral is held within a segregated account at the custodian pursuant to a tri-party agreement between the Fund, custodian and broker.

During the year ended February 29, 2016, there was no purchased option activity. As of February 29, 2016, there were no purchased options contracts outstanding.
(c) Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Currency gains or losses realized between trade and settlement dates on securities transactions, the sale of foreign currencies and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid are reported as realized gain (loss) on foreign currency translation.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.  Other unrealized gains (losses) arising from changes in the values of assets and liabilities resulting from changes in the exchange rates are reported within unrealized gains (losses) on foreign currency translation.

Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
February 29, 2016

(d) Futures

The Fund entered into futures contracts traded on domestic exchanges, including stock index futures contracts.  Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  This collateral is required to be adjusted daily to reflect the fair value of the purchase obligation for long futures contracts or the fair value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.  Futures contracts also expose the Fund to counterparty credit risk.  The Fund will not enter into these contracts unless it owns either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

During the year ended February 29, 2016, the average monthly notional amount of long futures positions was $972,088.
(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the year ended February 29, 2016, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year ended February 29, 2016, the Fund did not incur any interest or penalties. At February 29, 2016, the fiscal years 2013 through 2016 remain open to examination in the Fund’s major tax jurisdictions.

(f) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  These differences are either temporary or permanent in nature.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets will be adjusted.

(g) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
February 29, 2016

(h) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(i) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution (12b-1) fees and shareholder servicing fees are expensed at 0.25% and 0.10%, respectively, of average daily net assets of the Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(j) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions using the specific identification method for the best tax relief order.  Dividend income, less net foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(3)	Federal Tax Matters
The tax character of distributions paid during the periods ended February 29, 2016 and February 28, 2015 were as follows:

	February 29, 2016	February 28, 2015
Ordinary Income	$4,356,397	$5,634,828
Long-Term Capital Gain	$8,220,169	$24,216,895

As of February 29, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$155,762,552
Gross tax unrealized appreciation	11,908,312
Gross tax unrealized depreciation	(18,565,078)
Net tax unrealized depreciation	(6,656,766)
Undistributed ordinary income	368,029
Undistributed long-term capital gain	3,310,725
Total distributable earnings	3,678,754
Other accumulated gains	96,484
Total accumulated gains/losses	$(2,881,528)

Distributable earnings for tax and financial reporting purposes differ principally due to the deferral of losses on wash sales and straddle adjustments, and the mark to market of futures contracts.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
February 29, 2016

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended February 29, 2016, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

Accumulated Undistributed Net Investment Income/(Loss)	$(230,849)
Accumulated Net Realized Gain/(Loss)	230,849

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.99% of the Fund’s average daily net assets.

Sub-advisory services are provided to the Fund, pursuant to an agreement between the Adviser and AllianceBernstein L.P.  Under the terms of the agreement, the Adviser compensates AllianceBernstein L.P. based on a percentage of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through June 28, 2017, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.75% and 1.40% (the “Expense Limitation Cap”) of the Fund’s average daily net assets for the Investor Class and Institutional Class shares, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.  There were no such waivers during the year ended February 29, 2016.  As of February 29, 2016, there were no prior waivers subject to recoupment.

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investor Class shares for services to prospective Fund shareholders and distribution of the Fund’s Investor Class shares.  During the year ended February 29, 2016, the Fund incurred distribution fees of $25 pursuant to the 12b-1 Plan.

The 12b-1 Plan also authorizes payment of a shareholder servicing fee to the Distributor of 0.10% of the average daily net assets of the Investor Class shares.  During the year ended February 29, 2016, the Fund incurred shareholder servicing fees of $10 pursuant to the 12b-1 Plan.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the year ended February 29, 2016, the Fund incurred $252,449 in administration fees.  At February 29, 2016, the Administrator was owed fees of $28,883.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
February 29, 2016

USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the year ended February 29, 2016, the Fund incurred $23,749, $39,541, and $74,058 in fund accounting, transfer agency, and custody fees, respectively.  At February 29, 2016, fees of $4,288, $6,474 and $12,308 were owed for fund accounting, transfer agency, and custody fees, respectively.

The Fund also has a line of credit with US Bank (see Note 10).
The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and US Bank.
Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the year ended February 29, 2016, the Fund was allocated $14,988 of the Trust’s Chief Compliance Officer fee.  At February 29, 2016, fees of $2,578 were owed by the Fund to USBFS for Chief Compliance Officer services.

(7)	Capital Share Transactions
Transactions in shares of the Fund were as follows:

Institutional Class
	Year Ended February 29, 2016	Year Ended February 28, 2015
Shares sold	4,719,611	6,753,428
Shares reinvested	34,092	60,196
Shares redeemed	(18,989,318)	(6,739,018)
Net increase (decrease)	(14,235,615)	74,606

Investor Class
	Year Ended	Year Ended
	February 29, 2016	February 28, 2015
Shares sold	—	926
Shares redeemed	—	(5,440)
Net increase (decrease)	—	(4,514)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended February 29, 2016, were $144,401,828 and $305,203,518, respectively.  There were no purchases or sales of U.S. government securities for the Fund.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At February 29, 2016, Tiedemann Trust Company, for the benefit of its customers, held 77.70% of the outstanding shares of the Institutional Class shares.  At February 29, 2016, Tiedemann Trust Company, for the benefit of its customers, held 99.96% of the Investor Class shares.  Tiedemann Trust Company is affiliated with the Adviser.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notes to Financial Statements (Continued)
February 29, 2016

(10)	Line of Credit

The Fund has a line of credit in the amount of the lesser of $30,000,000 or 33.33% of the fair value of unencumbered assets of the Fund, as defined therein, and matures on August 12, 2016.  This unsecured line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest was accrued at the prime 3.25% rate through December 16, 2015 and 3.50% thereafter. The credit facility is with the Fund’s custodian, US Bank.  During the year ended February 29, 2016, the Fund had borrowings on the line of credit on ninety four days, with an average borrowing on those days of $3,104,553.  Interest expense of $27,773 incurred during the period is included within other expenses on the Statement of Operations.  The June 30, 2015 balance of $25,864,000 was the maximum amount of borrowings during the year ended February 29, 2016.  There was no outstanding balance on the line of credit as of February 29, 2016.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders of the AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund and
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments and schedule of options written, of the AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund (the “Fund”), a portfolio of the diversified series constituting Trust for Professional Managers, as of February 29, 2016, and the related statements of operations, changes in net assets, and financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 29, 2016, the results of its operations, and the changes in its net assets and financial highlights for the year then ended,  in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
April 26, 2016

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Additional Information
(Unaudited)

Tax Information

The Fund designated 100.00% of its ordinary income distribution for the year ended February 29, 2016, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended February 29, 2016, 69.76% of the dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

For the year ended February 29, 2016, the Fund designated 0.00% of ordinary distributions paid as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended February 29, 2016.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-TWM-FUND (1-855-896-3863).

Independent Trustees

				Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee
Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and Chair, Department	37	Independent Trustee, USA
615 E. Michigan St.		Term; Since	of Accounting, Marquette University		MUTUALS (an open-end
Milwaukee, WI 53202		August 22,	(2004–present).		investment company with
Age: 60		2001			five portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest Airlines, Inc.	37	Independent Trustee, USA
615 E. Michigan St.		Term; Since	(airline company) (1986–present).		MUTUALS (an open-end
Milwaukee, WI 53202		August 22,			investment company with
Age: 59		2001			five portfolios).

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee
Jonas B. Siegel	Trustee	Indefinite	Retired (2011–present);	37	Independent Manager,
615 E. Michigan St.		Term; Since	Managing Director, Chief		Ramius IDF fund
Milwaukee, WI 53202		October 23,	Administrative Officer (“CAO”)		complex (two closed-end
Age: 72		2009	and Chief Compliance Officer		investment companies);
			(“CCO”), Granite Capital		Independent Trustee,
			International Group, L.P. (an investment		Gottex Trust (an open-
			management firm) (1994–2011).		end investment company
with one portfolio);
Independent Trustee,
Gottex Multi- Asset
Endowment fund complex
(three closed-end
investment companies)
(2010–2015); Independent
Trustee, Gottex
Multi-Alternatives
fund complex (three
closed-end investment
companies) (2010–2015).
Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice President, U.S. Bancorp	37	Trustee, Buffalo Funds
615 E. Michigan St.	and Trustee	Term; Since	Fund Services, LLC (1994–present).		(an open-end investment
Milwaukee, WI 53202		August 22,			company with ten
Age: 53		2001			portfolios); Trustee, USA
MUTUALS (an open-end
investment company with
five portfolios).

John P. Buckel	President	Indefinite	Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	and Principal	Term; Since	Fund Services, LLC (2004–present).
Milwaukee, WI 53202	Executive	January 24,
Age: 58	Officer	2013

Jennifer A. Lima	Vice President,	Indefinite	Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer and	Term; Since	Fund Services, LLC (2002–present).
Milwaukee, WI 53202	Principal	January 24,
Age: 42	Financial and	2013
Accounting
Officer

Adam W. Smith	Secretary	Indefinite	Assistant Vice President, U.S.	N/A	N/A
615 E. Michigan St.		Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		May 29,	(April 2012–present); Research
Age: 34		2015	Associate, Vista360, LLC
(May 2010–April 2012).

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee
Anita M. Zagrodnik	Chief	Indefinite	Senior Vice President,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Officer, Vice	July 1,	LLC (January 2014–present);
Age: 55	President and	2014	CCO (2003–2013) and Senior
	Anti-Money		Vice President, Ariel Investments,
	Laundering		LLC (2010–2013); Vice President,
	Officer		Ariel Investments, LLC
(2003–2010).

Jesse J. Schmitting	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC (2008–present).
Milwaukee, WI 53202		July 21,
Age: 33		2011

Cullen O. Small	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC (2010–present).
Milwaukee, WI 53202		January 22,
Age: 28		2015

Kelly A. Burns	Assistant	Indefinite	Officer, U.S. Bancorp Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Services, LLC (2011–present);
Milwaukee, WI 53202		April 23,	Student, Illinois State University
Age: 28		2015	(2006–2011).

Melissa Aguinaga	Assistant	Indefinite	Officer, U.S. Bancorp Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Services, LLC (2010–present).
Milwaukee, WI 53202		July 1,
Age: 28		2015

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995.  These include any Adviser, sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-adviser or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-896-3863. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-855-896-3863, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-896-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Investment Adviser	Tiedemann Wealth Management, LLC
520 Madison Avenue
26th Floor
New York, New York 10022

Sub-Adviser	AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

GECCS-0151-0216

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  Incorporated by reference to the Registrant’s Form N-CSR filed on May 8, 2012.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/29/2016	FYE 2/28/2015
Audit Fees	$23,700	$23,000
Audit-Related Fees	0	0
Tax Fees	$5,100	$4,950
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touch applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/29/2016	FYE 2/28/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2/29/2016	FYE 2/28/2015
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s Form N-CSR filed on May 8, 2012.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*   /s/ John Buckel
John Buckel, President

Date       April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date     April 29, 2016

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     April 29, 2016

* Print the name and title of each signing officer under his or her signature.